Prepaid Expenses (Tables)	12 Months Ended
Oct. 31, 2025
Prepaid Expense Abstract
Schedule of Prepaid Expenses

As of October 31, 2025 and 2024, prepaid expenses consisted of the following:

	October 31, 2025	October 31, 2024
Current portion
Prepaid professional service fees	$1,507,714	$-

Prepaid research and development expenses	420,000	-
Prepaid insurance	35,645	-
Non-current portion
Prepaid research and development expenses	105,000	-
Totals	$2,068,359	$-